                   FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACT
                                   ISSUED BY


                      METROPOLITAN LIFE INSURANCE COMPANY
             METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
                          SUPPLEMENT DATED MAY 1, 2015
                                       TO
              PROSPECTUS DATED OCTOBER 20, 2006 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated October 20, 2006 and subsequent supplements for the Flexible Premium Variable Annuity Contract (the "Contract") offered by Metropolitan Life Insurance Company ("We", "Us", MetLife", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options under all Contracts are:

AB VARIABLE PRODUCTS SERIES FUND, INC. -- CLASS B
     AB VPS Global Thematic Growth Portfolio
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. Equity and Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Dynamic Capital Appreciation Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Small-Mid Cap Growth VIP Fund
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Mid Cap Core Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio

MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     MetLife Small Cap Value Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class A
     Pioneer Strategic Income Portfolio -- Class A
     T. Rowe Price Large Cap Value Portfolio -- Class B
     WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Money Market Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class D
     T. Rowe Price Large Cap Growth Portfolio -- Class B

Current prospectuses for the Underlying Funds can be obtained by calling 1-800-497-4587.

Certain Underlying Funds have been subject to a name change. Please see "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES

(as a percentage of the average daily net assets of the Separate Account)


Mortality and Expense Risk Charge............   1.25%(1)
Administrative Expense Charge................   0.15%
                                                -------
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES........   1.40%

------------
(1)   We will waive the following amount of the Mortality and Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio. We will also waive an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following portfolios: 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio --Class B; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; and 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-457-4587.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                       MINIMUM     MAXIMUM
                                                                                      ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses).....................    0.35%       1.26%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                    FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AB VARIABLE PRODUCTS SERIES FUND, INC. --
 CLASS B
 AB VPS Global Thematic Growth Portfolio.....    0.75%     0.25%            0.26%
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Equity and Income Fund.........    0.38%       --             0.29%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.....................    0.55%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio......    0.55%     0.25%            0.17%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund......    0.77%     0.25%            0.03%
 Templeton Foreign VIP Fund..................    0.74%     0.25%            0.03%



                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                 EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- ----------- ----------- --------------- ----------
AB VARIABLE PRODUCTS SERIES FUND, INC. --
 CLASS B
 AB VPS Global Thematic Growth Portfolio.....   --          1.26%       --            1.26%
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Equity and Income Fund......... 0.01%         0.68%     0.01%           0.67%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.....................   --          0.88%       --            0.88%
 Dynamic Capital Appreciation Portfolio......   --          0.97%       --            0.97%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund......   --          1.05%       --            1.05%
 Templeton Foreign VIP Fund..................   --          1.02%       --            1.02%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 -- CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio.......................................    0.70%       --             0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio.......................................    0.75%       --             0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio.......................................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio.......................................    0.65%       --             0.07%
 ClearBridge Variable Mid Cap Core
  Portfolio.......................................    0.75%       --             0.11%
 ClearBridge Variable Small Cap Growth
  Portfolio.......................................    0.75%       --             0.07%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio..................................    0.70%       --             0.11%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.08%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%            0.02%
 MetLife Small Cap Value Portfolio --
  Class B.........................................    0.74%     0.25%            0.03%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.69%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth Portfolio
  -- Class B+.....................................    0.64%     0.25%            0.05%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio -- Class A................    0.67%       --             0.05%
 Pioneer Strategic Income Portfolio --
  Class A.........................................    0.56%       --             0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................    0.57%     0.15%            0.02%
 WMC Large Cap Research Portfolio --
  Class E.........................................    0.57%     0.15%            0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A.........................................    0.32%       --             0.03%
 BlackRock Capital Appreciation Portfolio
  -- Class A......................................    0.69%       --             0.02%
 BlackRock Money Market Portfolio --
  Class A.........................................    0.34%       --             0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................    0.71%     0.10%            0.05%
 Jennison Growth Portfolio -- Class B.............    0.59%     0.25%            0.03%
 MetLife Stock Index Portfolio -- Class B.........    0.25%     0.25%            0.02%



                                                     ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                      EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------------- ----------- ----------- --------------- -----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 -- CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................   --          0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio.......................................   --          0.74%     0.00%             0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio.......................................   --          0.81%     0.00%             0.81%
 ClearBridge Variable Large Cap Growth
  Portfolio.......................................   --          0.85%     0.00%             0.85%
 ClearBridge Variable Large Cap Value
  Portfolio.......................................   --          0.72%     0.00%             0.72%
 ClearBridge Variable Mid Cap Core
  Portfolio.......................................   --          0.86%     0.00%             0.86%
 ClearBridge Variable Small Cap Growth
  Portfolio.......................................   --          0.82%     0.00%             0.82%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio..................................   --          0.81%     0.00%             0.81%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........ 0.08%         0.76%       --              0.76%
 Invesco Comstock Portfolio -- Class B............   --          0.83%     0.02%             0.81%
 MetLife Small Cap Value Portfolio --
  Class B.........................................   --          1.02%     0.01%             1.01%
 MFS(R) Research International Portfolio --
  Class B.........................................   --          1.01%     0.06%             0.95%
 Morgan Stanley Mid Cap Growth Portfolio
  -- Class B+.....................................   --          0.94%     0.01%             0.93%
 PIMCO Total Return Portfolio -- Class B..........   --          0.76%     0.04%             0.72%
 Pioneer Fund Portfolio -- Class A................   --          0.72%     0.05%             0.67%
 Pioneer Strategic Income Portfolio --
  Class A.........................................   --          0.62%       --              0.62%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --          0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................   --          0.74%       --              0.74%
 WMC Large Cap Research Portfolio --
  Class E.........................................   --          0.75%     0.05%             0.70%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A.........................................   --          0.35%     0.00%             0.35%
 BlackRock Capital Appreciation Portfolio
  -- Class A......................................   --          0.71%     0.06%             0.65%
 BlackRock Money Market Portfolio --
  Class A.........................................   --          0.37%     0.02%             0.35%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................   --          0.86%     0.01%             0.85%
 Jennison Growth Portfolio -- Class B.............   --          0.87%     0.08%             0.79%
 MetLife Stock Index Portfolio -- Class B.........   --          0.52%     0.01%             0.51%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class D...............    0.70%     0.10%            0.02%
 T. Rowe Price Large Cap Growth Portfolio
  -- Class B.....................................    0.60%     0.25%            0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A+..........    0.47%     --             0.02%



                                                    ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                   FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                      AND      OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- ----------- ----------- --------------- -----------
 MFS(R) Total Return Portfolio -- Class F........     --        0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class D...............     --        0.82%     0.14%             0.68%
 T. Rowe Price Large Cap Growth Portfolio
  -- Class B.....................................     --        0.88%     0.02%             0.86%
 Western Asset Management
  U.S. Government Portfolio -- Class A+..........     --        0.49%     0.01%             0.48%

+     Not available under all Contracts. Availability depends on Contract issue date.
++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


The current variable funding options are listed below, along with their investment advisers and any subadviser:


           UNDERLYING FUND                     INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
------------------------------------ --------------------------------------- ----------------------------------
AB VARIABLE PRODUCTS SERIES FUND,
 INC. -- CLASS B
 AB VPS Global Thematic Growth       Seeks long-term growth of capital.      AllianceBernstein L.P.
  Portfolio
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
 Invesco V.I. Equity and Income      Seeks both capital appreciation and     Invesco Advisers, Inc.
  Fund                               current income.
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
 Contrafund(R) Portfolio             Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                             Company
                                                                             Subadviser: FMR Co., Inc.
 Dynamic Capital Appreciation        Seeks capital appreciation.             Fidelity Management & Research
  Portfolio                                                                  Company
                                                                             Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST --
 CLASS 2
 Franklin Small-Mid Cap Growth       Seeks long-term capital growth.         Franklin Advisers, Inc.
  VIP Fund
 Templeton Foreign VIP Fund          Seeks long-term capital growth.         Templeton Investment Counsel, LLC

           UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- ---------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
 ClearBridge Variable Aggressive      Seeks capital appreciation.             Legg Mason Partners Fund Advisor, LLC
  Growth Portfolio                                                            Subadviser: ClearBridge Investments,
                                                                              LLC
 ClearBridge Variable Appreciation    Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor, LLC
  Portfolio                                                                   Subadviser: ClearBridge Investments,
                                                                              LLC
 ClearBridge Variable Dividend        Seeks dividend income, growth of        Legg Mason Partners Fund Advisor, LLC
  Strategy Portfolio                  dividend income and long-term           Subadviser: ClearBridge Investments,
                                      capital appreciation.                   LLC
 ClearBridge Variable Large Cap       Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
  Growth Portfolio                                                            Subadviser: ClearBridge Investments,
                                                                              LLC
 ClearBridge Variable Large Cap       Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
  Value Portfolio                     Current income is a secondary           Subadviser: ClearBridge Investments,
                                      objective.                              LLC
 ClearBridge Variable Mid Cap Core    Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
  Portfolio                                                                   Subadviser: ClearBridge Investments,
                                                                              LLC
 ClearBridge Variable Small Cap       Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
  Growth Portfolio                                                            Subadviser: ClearBridge Investments,
                                                                              LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
 Western Asset Variable Global        Seeks to maximize total return.         Legg Mason Partners Fund Advisor, LLC
  High Yield Bond Portfolio                                                   Subadvisers: Western Asset Management
                                                                              Company; Western Asset Management
                                                                              Company Limited; Western Asset
                                                                              Management Company Pte. Ltd.
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio --    Seeks to maximize total return,         MetLife Advisers, LLC
  Class A                             consistent with income generation       Subadviser: BlackRock Financial
                                      and prudent investment                  Management, Inc.
                                      management.
 Invesco Comstock Portfolio --        Seeks capital growth and income.        MetLife Advisers, LLC
  Class B                                                                     Subadviser: Invesco Advisers, Inc.
 MetLife Small Cap Value Portfolio    Seeks long-term capital appreciation.   MetLife Advisers, LLC
  -- Class B                                                                  Subadvisers: Delaware Investments Fund
                                                                              Advisers; Wells Capital Management
                                                                              Incorporated
 MFS(R) Research International        Seeks capital appreciation.             MetLife Advisers, LLC
  Portfolio -- Class B                                                        Subadviser: Massachusetts Financial
                                                                              Services Company
 Morgan Stanley Mid Cap Growth        Seeks capital appreciation.             MetLife Advisers, LLC
  Portfolio -- Class B+                                                       Subadviser: Morgan Stanley Investment
                                                                              Management Inc.
 PIMCO Total Return Portfolio --      Seeks maximum total return,             MetLife Advisers, LLC
  Class B                             consistent with the preservation of     Subadviser: Pacific Investment
                                      capital and prudent investment          Management Company LLC
                                      management.

           UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- --------------------------------------
 Pioneer Fund Portfolio -- Class A    Seeks reasonable income and capital      MetLife Advisers, LLC
                                      growth.                                  Subadviser: Pioneer Investment
                                                                               Management, Inc.
 Pioneer Strategic Income Portfolio   Seeks a high level of current income.    MetLife Advisers, LLC
  -- Class A                                                                   Subadviser: Pioneer Investment
                                                                               Management, Inc.
 T. Rowe Price Large Cap Value        Seeks long-term capital appreciation     MetLife Advisers, LLC
  Portfolio -- Class B                by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                      believed to be undervalued. Income       Inc.
                                      is a secondary objective.
 T. Rowe Price Large Cap Value        Seeks long-term capital appreciation     MetLife Advisers, LLC
  Portfolio -- Class E++              by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                      believed to be undervalued. Income       Inc.
                                      is a secondary objective.
 WMC Large Cap Research Portfolio     Seeks long-term capital appreciation.    MetLife Advisers, LLC
  -- Class E                                                                   Subadviser: Wellington Management
                                                                               Company LLP
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio      Seeks a competitive total return         MetLife Advisers, LLC
  -- Class A                          primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                      fixed-income securities.
 BlackRock Capital Appreciation       Seeks long-term growth of capital.       MetLife Advisers, LLC
  Portfolio -- Class A                                                         Subadviser: BlackRock Advisors, LLC
 BlackRock Money Market Portfolio     Seeks a high level of current income     MetLife Advisers, LLC
  -- Class A                          consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                      capital.
 Frontier Mid Cap Growth Portfolio    Seeks maximum capital                    MetLife Advisers, LLC
  -- Class D                          appreciation.                            Subadviser: Frontier Capital
                                                                               Management Company, LLC
 Jennison Growth Portfolio --         Seeks long-term growth of capital.       MetLife Advisers, LLC
  Class B                                                                      Subadviser: Jennison Associates LLC
 MetLife Stock Index Portfolio --     Seeks to track the performance of the    MetLife Advisers, LLC
  Class B                             Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                      Stock Price Index.                       Management, LLC
 MFS(R) Total Return Portfolio --     Seeks a favorable total return through   MetLife Advisers, LLC
  Class F                             investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                               Services Company
 MFS(R) Value Portfolio -- Class D    Seeks capital appreciation.              MetLife Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
 T. Rowe Price Large Cap Growth       Seeks long-term growth of capital.       MetLife Advisers, LLC
  Portfolio -- Class B                                                         Subadviser: T. Rowe Price Associates,
                                                                               Inc.
 Western Asset Management             Seeks to maximize total return           MetLife Advisers, LLC
  U.S. Government Portfolio --        consistent with preservation of          Subadviser: Western Asset Management
  Class A+                            capital and maintenance of liquidity.    Company

+     Not available under all Contracts. Availability depends on Contract issue date.
++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS
--------------------------------------------------------------------------------
Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of the Underlying Fund, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES

The following former Underlying Funds were renamed.


                      FORMER NAME                                            NEW NAME
------------------------------------------------------- -------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.   AB VARIABLE PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS Global Thematic Growth           AB VPS Global Thematic Growth Portfolio
  Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST               LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Equity Income Portfolio           ClearBridge Variable Dividend Strategy Portfolio
MET INVESTORS SERIES TRUST                              MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value Portfolio                 MetLife Small Cap Value Portfolio

                               OTHER INFORMATION
--------------------------------------------------------------------------------
GOOD ORDER


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). - For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. - Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Contract Owners and their contracts. - Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. - Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause


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the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. - Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the Subaccounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Distributor:                          Telephone: (800) 848-3854
MetLife Investors Distribution Company

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